Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,290,000.00
Previously Paid Amount	0.00
Total Fee Amount	730.55
Total Offset Amount	0.00
Net Fee	730.55
Narrative - Max Aggregate Offering Price	$ 5,290,000.00
Final Prospectus	true